UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     1/16/01
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               63

Form 13F Information Table Value Total:          $87,865

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT&T Corp.                       COMMON   001957109      792         45889 SH       SOLE                                       45889
AT&T Corp Liberty Media Cl A     COMMON   001957208      735         54185 SH       SOLE                                       54185
Abbott Laboratories              COMMON   002824100      243          5020 SH       SOLE                                        5020
Abiomed                          COMMON   003654100      252         10400 SH       SOLE                                       10400
America Online Inc.              COMMON   02364J104      318          9125 SH       SOLE                                        9125
American Express Co.             COMMON   025816109      518          9430 SH       SOLE                                        9430
American Genl Corp.              COMMON   026351106      336          4120 SH       SOLE                                        4120
American Home Prod.              COMMON   026609107     1083         17045 SH       SOLE                                       17045
Amer Int'l Group                 COMMON   026874107      857          8698 SH       SOLE                                        8698
Applied Materials                COMMON   038222105      812         21265 SH       SOLE                                       21265
Automatic Data Proc              COMMON   053015103     1242         19618 SH       SOLE                                       19618
Aztec Technology                 COMMON   05480L101       39        177475 SH       SOLE                                      177475
BP Amoco PLC ADR                 COMMON   055622104      610         12744 SH       SOLE                                       12744
Bed Bath & Beyond                COMMON   075896100      378         16910 SH       SOLE                                       16910
BellSouth Corp.                  COMMON   079860102      305          7451 SH       SOLE                                        7451
Bristol-Myers Squibb             COMMON   110122108     2879         38937 SH       SOLE                                       38937
Cigna Corp.                      COMMON   125509109      318          2400 SH       SOLE                                        2400
Cisco Systems                    COMMON   17275R102     2201         57545 SH       SOLE                                       57545
CitiGroup Inc.                   COMMON   172967101     3761         73651 SH       SOLE                                       73651
Consolidated Product             COMMON   209798107     1254        182452 SH       SOLE                                      182452
EMC Corp Mass                    COMMON   268648102      333          5005 SH       SOLE                                        5005
Emulex Corp.                     COMMON   292475209     3847         48130 SH       SOLE                                       48130
Exxon Mobil Corp.                COMMON   30231G102     2737         31485 SH       SOLE                                       31485
Federal Home Ln Mtge             COMMON   313400301      979         14207 SH       SOLE                                       14207
Fannie Mae                       COMMON   313586109     3944         45468 SH       SOLE                                       45468
Fidelity National Financial Inc. COMMON   316326107     8475        229450 SH       SOLE                                      229450
First Data Corp.                 COMMON   319963104      972         18445 SH       SOLE                                       18445
FleetBoston Financial Corp       COMMON   339030108      322          8575 SH       SOLE                                        8575
General Electric                 COMMON   369604103     5817        121348 SH       SOLE                                      121348
Genl Motors Corp                 COMMON   370442105      624         12243 SH       SOLE                                       12243
Hewlett Packard Co               COMMON   428236103      661         20945 SH       SOLE                                       20945
Home Depot Inc.                  COMMON   437076102     2242         49064 SH       SOLE                                       49064
ICT Group                        COMMON   44929Y101      465         48290 SH       SOLE                                       48290
IGEN Int'l Inc.                  COMMON   449536101     1082         87868 SH       SOLE                                       87868
Integramed Amer NEW              COMMON   45810N302       67         35761 SH       SOLE                                       35761
Intel Corp.                      COMMON   458140100     1899         63163 SH       SOLE                                       63163
Int'l Bsns. Machine              COMMON   459200101     3449         40578 SH       SOLE                                       40578
Intertan Inc                     COMMON   461120107      720         61969 SH       SOLE                                       61969
Johnson & Johnson Co             COMMON   478160104     3361         31991 SH       SOLE                                       31991
Marriott Intl Inc                COMMON   571903202      930         22000 SH       SOLE                                       22000
Medtronic Inc                    COMMON   585055106      673         11140 SH       SOLE                                       11140
Merck & Co.                      COMMON   589331107      502          5357 SH       SOLE                                        5357
Microsoft Corp.                  COMMON   594918104     1716         39557 SH       SOLE                                       39557
Minnesota Mining                 COMMON   604059105      241          2000 SH       SOLE                                        2000
Motorola Inc.                    COMMON   620076109     1764         87130 SH       SOLE                                       87130
Northern Trust Corp              COMMON   665859104      337          4130 SH       SOLE                                        4130
Pepsico Inc.                     COMMON   713448108      546         11020 SH       SOLE                                       11020
Pfizer                           COMMON   717081103     3110         67618 SH       SOLE                                       67618
Pharmacia Corp                   COMMON   71713U102      436          7140 SH       SOLE                                        7140
Presidential Life                COMMON   740884101      515         34484 SH       SOLE                                       34484
SBC Communications               COMMON   78387G103      968         20263 SH       SOLE                                       20263
Schering-Plough                  COMMON   806605101      506          8912 SH       SOLE                                        8912
Schlumberger Ltd.                COMMON   806857108     1958         24500 SH       SOLE                                       24500
Schwab Charles Corp              COMMON   808513105     2315         81577 SH       SOLE                                       81577
Sunrise Assisted Living          COMMON   86768K106     2163         86530 SH       SOLE                                       86530
Time Warner Inc                  COMMON   887315109      851         16281 SH       SOLE                                       16281
Unocal Corp                      COMMON   915289102      457         11815 SH       SOLE                                       11815
Verizon Communications           COMMON   92343V104      632         12615 SH       SOLE                                       12615
Viacom Inc Cl B                  COMMON   925524308     1835         39251 SH       SOLE                                       39251
Wal-Mart Stores Inc.             COMMON   931142103     2764         52027 SH       SOLE                                       52027
Washington Post Cl B             COMMON   939640108      432           700 SH       SOLE                                         700
Wells Fargo & Co NEW             COMMON   949746101      627         11257 SH       SOLE                                       11257
Worldcom Inc.                    COMMON   98157D106      658         46792 SH       SOLE                                       46792
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